Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2018
Daniel Shih [Member]
Related Party Transaction [Line Items]
Relationship	Co-founder and former stockholder; Aircom's CEO and Director between February 13, 2017 and April 26, 2017; Aircom's CFO between February 13, 2017 and May 5, 2017 [1]
Dmedia Holding LP ("Dmedia") [Member]
Related Party Transaction [Line Items]
Relationship	23.99% stockholder
Bummy Wu [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder
Jeffrey Wun [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder and CEO of Aerkomm and Aircom
Yih Lieh (Giretsu) Shih [Member]
Related Party Transaction [Line Items]
Relationship	President of Aircom Japan
Hao Wei Peng [Member]
Related Party Transaction [Line Items]
Relationship	Employee of Aircom Taiwan and founding owner of Aircom Taiwan prior to 12/19/2017
Louis Giordimaina [Member]
Related Party Transaction [Line Items]
Relationship	COO - Aviation of Aircom
Klingon Aerospace, Inc. ("Klingon") [Member]
Related Party Transaction [Line Items]
Relationship	Daniel Shih was the Chairman from February 2015 to February 2016
Wealth Wide Int'l Ltd. ("WWI") [Member]
Related Party Transaction [Line Items]
Relationship	Bummy Wu, a shareholder, is the Chairman
WISD Intellectual Property Agency, Ltd. ("WISD") [Member]
Related Party Transaction [Line Items]
Relationship	Patrick Li, Director of Aircom, is the Chairman; Chih-Ming (Albert) Hsu, Director of the Company, is a Director
Yun Shu Chiou [Member]
Related Party Transaction [Line Items]
Relationship	Former CEO and President prior to December 31, 2017

[1]	Daniel Shih has relinquished "beneficial ownership" of substantially all of his equity interests in the Company (whether held directly or indirectly) in a manner acceptable to the Company. This means that Daniel Shih no longer, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise has or shares (i) voting power, which includes the power to vote, or to direct the voting of, securities, and/or (ii) investment power, which includes the power to dispose, or to direct the disposition of, shares of the Company's common stock, except for a de minimus number of shares of the common stock which will continue to be beneficially owned by him by way of his being a control person in another entity that owns shares of the common stock. Daniel Shih will, however, retain a pecuniary interest in some of the shares of the common stock over which he has relinquished voting and investment power. Daniel Shih has also removed himself from any and all activities relating to the Company's business, including, but not limited to managerial, directional, advisory, promotional, developmental and fund-raising activities, effective upon the effectiveness of the registration statement on Form S-1 originally filed with the SEC on December 20, 2017 and declared effective on April 13, 2018, as amended and supplemented to date. Additionally, Barbie Shih (Barbie), Daniel Shih's wife, was not re-elected to the Company's board of directors on December 29, 2017. As a result of these events, neither Daniel nor Barbie will maintain any active affiliation with, or material beneficial ownership interest in, the Company.